Maturity analysis of assets, liabilities and off-balance sheet commitments - Maturity analysis of financial asset and liabilities (Details) - GBP (£) £ in Millions		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss		£ 19,068	£ 15,881	[1]	£ 18,649
Loans and advances to banks		14,371	17,109	[1]	10,784
Loans and advances to customers		75,491	72,614	[1]	91,177
Reverse repurchase agreements		73,494	53,949	[1]	54,448
Financial investments		46,368	32,604	[1]	41,300
Other financial assets		56,981	55,842
Assets held for sale	[2]	20,368	21,214	[1]	9
Total financial assets		306,141	269,213
Deposits by banks		22,943	20,836	[1]	32,188
Customer accounts		222,941	215,948	[1]	205,241
Repurchase agreements – non-trading		53,416	32,901	[1]	27,259
Financial liabilities designated at fair value		32,545	27,282	[1]	33,608
Debt securities in issue		13,443	7,268	[1]	9,428
Other financial liabilities		59,805	66,393
Subordinated liabilities		14,920	14,528	[1]	12,488
Liabilities of disposal groups held for sale	[2]	20,684	24,711	[1]	£ 0
Financial liabilities		440,697	409,867
Due within 1 year
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss		2,973	1,391
Loans and advances to banks		14,037	15,867
Loans and advances to customers		34,876	38,405
Reverse repurchase agreements		71,676	52,324
Financial investments		7,481	7,201
Other financial assets		56,693	55,414
Assets held for sale		10,182	4,174
Total financial assets		197,918	174,776
Deposits by banks		22,069	18,674
Customer accounts		222,215	215,562
Repurchase agreements – non-trading		51,848	32,486
Financial liabilities designated at fair value		21,163	16,281
Debt securities in issue		11,439	6,149
Other financial liabilities		58,433	65,145
Subordinated liabilities		0	142
Liabilities of disposal groups held for sale		17,590	21,621
Financial liabilities		404,757	376,060
Due after more than 1 year
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss		16,095	14,490
Loans and advances to banks		334	1,242
Loans and advances to customers		40,615	34,209
Reverse repurchase agreements		1,818	1,625
Financial investments		38,887	25,403
Other financial assets		288	428
Assets held for sale		10,186	17,040
Total financial assets		108,223	94,437
Deposits by banks		874	2,162
Customer accounts		726	386
Repurchase agreements – non-trading		1,568	415
Financial liabilities designated at fair value		11,382	11,001
Debt securities in issue		2,004	1,119
Other financial liabilities		1,372	1,248
Subordinated liabilities		14,920	14,386
Liabilities of disposal groups held for sale		3,094	3,090
Financial liabilities		£ 35,940	£ 33,807

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.
[2]	Includes businesses classified as held-for-sale as part of a broader restructuring of our European business. Refer to Note 35 'Assets held for sale and liabilities of disposal groups held for sale' on page 179.